Common Stock	33 Months Ended
Sep. 30, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
5. Common Stock	8. Common Stock
On January 2, 2013, the Company issued 600,000 common shares with a fair value of $6,000 for consulting services. The fair value of the common shares was determined by using the closing trading price on the measurement date.
Share Transactions for the Year Ended December 31, 2012:
a)On December 19, 2012, the Company issued 2,080,220 common shares for the conversion of a convertible debenture with a non-related party, as noted in Note 5(a), with a book value of $520,055.

b)On November 26, 2012, the Company issued 17,142,855 common shares for convertible debentures entered into settlement and general release agreements with non-related parties, as noted in Note 5(b), with a book value of $60,000. The conversion resulted in a loss on settlement of debt of $43,470.

c)On November 20, 2012, the Company issued 10,000,000 common shares at $0.0035 per share for total cash proceeds of $35,000.
Share Transactions for the Year Ended December 31, 2011:

a)On August 16, 2011, the Company entered into an Acquisition Agreement whereby the Company issued 250,000,000 common stock with a par value of $0.001 per share and 7,500,000 Class A preferred stock with a par value of $0.001 per share in exchange for a certain intellectual property license agreement from Hillwinds Ocean Energy, LLC (the “Asset Acquisition Agreement”).

b)On August 15, 2011, pursuant to the Acquisition Agreement noted above, the former President of the Company cancelled 440,820,000 shares of common stock, representing all of the Company’s stock that was held and owned by him.

c)On August 15, 2011, the Company filed a Certificate of Amendment to its Articles of Incorporation (the “Amendment”) with the Nevada Secretary of State. As a result of the Amendment, the Company increased the number of authorized shares of common stock to 2,000,000,000 and the authorized shares of preferred stock to 50,000,000, each with a par value of $0.01 per share.

d)On June 6, 2011, the Company effectuated a forward split of its issued and outstanding common shares, whereby every one old share of common stock was exchanged for twelve new shares of the Company’s common stock. As a result, the issued and outstanding shares of common stock increased from 44,850,000 prior to the forward split to 538,200,000 following the forward split and has been applied on a retroactive basis to the Company’s inception.

e)On March 9, 2011, the Company effectuated a forward split of its issued and outstanding common shares, whereby every one old share of common stock was exchanged for thirty new shares of the Company’s common stock. As a result, the issued and outstanding shares of common stock increased from 1,495,000 prior to the forward split to 44,850,000 following the forward split.